Reconciliation to Form 5500 (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 62,144,700	$ 57,084,818
Amounts allocated to withdrawing participants	(42,738)	(461)
Net assets available for benefits per Form 5500, Schedule H	62,101,962	$ 57,084,357
Benefits paid to participants per the financial statements	5,148,167
Amounts allocated to withdrawing participants at December 31, 2025	42,738
Amounts allocated to withdrawing participants at December 31, 2024	(461)
Benefits paid to participants per Form 5500, Schedule H (2e, 2g)	$ 5,190,444